DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 2) - Financial Expenses Net [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts	$ 14	$ 35	$ 12	$ 39
Swap [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts	$ 7	$ 10	$ 16	$ 21